Cover	Aug. 05, 2020
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity File Number	001-37977
Entity Registrant Name	AVADEL PHARMACEUTICALS PLC
Entity Central Index Key	0001012477
Entity Tax Identification Number	98-1341933
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 T380
City Area Code	353
Local Phone Number	1 920 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares*
Trading Symbol	AVDL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	Block 10-1
Entity Address, Address Line Two	Blanchardstown Corporate Park, Ballycoolin
Entity Address, City or Town	Dublin 15
Entity Address, Country	IE